Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment [Abstract]
Summary of major categories of property, plant and equipment

	Estimated Life (Years)	2011	2010
Land	—	$307,968	$298,879
Building and improvements	10 — 39	108,820	105,459
Advertising structures	5 — 15	2,309,775	2,264,953
Automotive and other equipment	3 — 7	134,029	127,644

		$2,860,592	$2,796,935